General and administrative expenses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
General and administrative expenses
Rent	$ 456,014	$ 150,454	$ 1,153,370	$ 302,686
Office expenses	2,150,981	313,041	5,637,354	882,454
Legal and professional	571,552	460,197	1,395,295	1,336,623
Consulting fees	767,813	203,633	2,492,575	770,867
Investor relations	292,704	57,352	564,190	219,143
Salaries	3,106,038	660,426	4,969,002	1,527,013
General and administrative expenses	$ 7,345,102	$ 1,845,103	$ 16,211,786	$ 5,038,786